INCOME TAX (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INCOME BEFORE INCOME TAX

The Company’s loss before income tax consists of:

	Years ended December 31,
	2021	2021
	US$	US$

Malaysia	1,606,867	4,235,091
Indonesia	1,609,362	561,712
Hong Kong	(18,818,064)	(17,250,286)
Others	(10,096)	321,886
	(15,611,931)	(12,131,597)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	Income tax expense consists of:
	Years ended December 31,
	2022	2021
	US$	US$

Income tax expense	507,740	1,123,437
Deferred income tax benefit	(393,958)	(369,734)
	113,782	753,703

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2022	2021
	US$	US$

Income before income tax	(15,611,931)	(12,131,597)
Tax calculated at Hong Kong profits tax rate	(2,576,217)	(2,001,717)
Effect of different tax rates applicable to different jurisdictions	2,244,573	2,227,715
Income not subject to tax	(567,161)	(291,197)
Non-deductible expenses	658,533	212,759
Change in valuation allowance	245,220	318,215
Underprovision of current tax in the previous financial year	48,182	228,936
Tax effect on deductible temporary differences	46,624	58,992
Others	14,028	—
Income tax	113,782	753,703

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are attributable to the following:

	December 31,
	2022	2021
	US$	US$
Deferred tax assets
Tax losses carried forward	7,526,178	6,341,531
Equipment	(90,113)	(85,534)
Accrued expenses	354,988	189,163
Others	39,290	—
	7,830,343	6,445,160
Valuation allowance	(7,061,726)	(6,339,009)
Total deferred tax assets	768,617	106,151

Deferred tax liabilities
Fixed assets	—	—
Intangible assets	(1,554,721)	(1,924,455)
Others	(61,622)	(61,622)
Total deferred tax liabilities	(1,616,343)	(1,986,077)

Net deferred tax liabilities	(847,727)	(1,879,926)